Basis of Presentation - Schedule of Consolidated Subsidiaries (Detail)			12 Months Ended
	Jun. 20, 2024	Jun. 11, 2024	Dec. 31, 2024
Guadalajara World Trade Center, S.A. de C.V. GWTC [Member]
Disclosure of subsidiaries [Line Items]
% participation	51.50%	51.50%
Mexico [Member] | Aeropuerto de Aguascalientes, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Aguascalientes, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto del Bajio, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto del Bajío, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Guadalajara, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Guadalajara, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Hermosillo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Hermosillo, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de La Paz, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de La Paz, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Los Mochis, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Los Mochis, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Manzanillo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Manzanillo, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Mexicali, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Mexicali, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Morelia, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Morelia, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Puerto Vallarta, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Puerto Vallarta, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de San Jose del Cabo, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de San José del Cabo, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Aeropuerto de Tijuana, S.A. de C.V. [Member]
Disclosure of subsidiaries [Line Items]
Company			Aeropuerto de Tijuana, S.A. de C.V.
% participation			99.99%
Location			Mexico
Activity			Operation of airport
Mexico [Member] | Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA) [Member]
Disclosure of subsidiaries [Line Items]
Company			Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)
% participation			99.99%
Location			Mexico
Activity			Provides personnel services
Mexico [Member] | Fundacion Grupo Aeroportuario del Pacifico, A.C. (Fundacion GAP) [Member]
Disclosure of subsidiaries [Line Items]
Company			Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)
% participation			99.99%
Location			Mexico
Activity			Non-profit Organization dedicated to social orientation and infrastructure support of educational institutions
Mexico [Member] | Puerta Cero Parking, S.A. de C.V. (PCP) [Member]
Disclosure of subsidiaries [Line Items]
Company			Puerta Cero Parking, S.A. de C.V. (PCP)
% participation			99.99%
Location			Mexico
Activity			Operation of parking lot
Mexico [Member] | Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP) [Member]
Disclosure of subsidiaries [Line Items]
Company			Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)
% participation			99.99%
Location			Mexico
Activity			Administrative services
Mexico [Member] | Aerocomercializadora del Pacifico, S.A. de C.V. (ADP) [Member]
Disclosure of subsidiaries [Line Items]
Company			Aerocomercializadora del Pacifico, S.A. de C.V. (ADP)
% participation			99.99%
Location			Mexico
Activity			Operation of infrastructure and other commercial services
Mexico [Member] | Inmuebles Especializados Matrix, S.A. de C.V. (IEM) [Member]
Disclosure of subsidiaries [Line Items]
Company			Inmuebles Especializados Matrix, S.A. de C.V. (IEM)
% participation			100.00%
Location			Mexico
Activity			Subleasing of cargo operation areas and hangars
Mexico [Member] | Aerohoteles del Pacifico, S.A. de C.V. (AHP) [Member]
Disclosure of subsidiaries [Line Items]
Company			Aerohoteles del Pacífico, S.A. de C.V. (AHP)
% participation			100.00%
Location			Mexico
Activity			Operation of hotels with other integrated services
Mexico [Member] | Guadalajara World Trade Center, S.A. de C.V. GWTC [Member]
Disclosure of subsidiaries [Line Items]
Company			Guadalajara World Trade Center, S.A. de C.V. (GWTC)
% participation			51.50%
Location			Mexico
Activity			Bonded warehouses
Mexico [Member] | Disenos Tecnicos de Infraestructura MCE, S.A. de C.V. (DTI) [Member]
Disclosure of subsidiaries [Line Items]
Company			Diseños Técnicos de Infraestructura MCE, S.A. de C.V. (DTI)
% participation			100.00%
Location			Mexico
Activity			Project development
Spain [Member] | Desarrollo de Concesiones Aeroportuarias, S.L. (DCA) [Member]
Disclosure of subsidiaries [Line Items]
Company			Desarrollo de Concesiones Aeroportuarias, S.L. (DCA)
% participation			100.00%
Location			Spain
Activity			Management administration, maintenance, servicing of all types of infrastructure
Jamaica [Member] | MBJ Airports Limited (MBJA) [Member]
Disclosure of subsidiaries [Line Items]
Company			MBJ Airports Limited (MBJA)
% participation			74.50%
Location			Jamaica
Activity			Operation of airport
Jamaica [Member] | PAC Kingston Airport Limited (PACKAL) [Member]
Disclosure of subsidiaries [Line Items]
Company			PAC Kingston Airport Limited (PACKAL)
% participation			100.00%
Location			Jamaica
Activity			Operation of airport
Brazil [Member] | GA del Pacifico es do Brasil, LTDA [Member]
Disclosure of subsidiaries [Line Items]
Company			GA del Pacífico es do Brasil, LTDA
% participation			99.99%
Location			Brazil
Activity			No operation